Document and Entity Information	May 10, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41041
Entity Registrant Name	DP Cap Acquisition Corp I
Entity Central Index Key	0001857803
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	341 Newbury Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02115
City Area Code	617
Local Phone Number	874-5152
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	DPCSU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	DPCS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	DPCSW
Security Exchange Name	NASDAQ